Note 6 - Derivative Financial Instruments - Gain (Loss) Recognized in Other Comprehensive Income (Details) - Hot-rolled Coil Future Contracts [Member] - Designated as Hedging Instrument [Member]	12 Months Ended
Mar. 31, 2021 USD ($)
Gain recognized in OCI	$ 14,751,900
Cost of Sales [Member]
Gain reclassified from AOCI into net earnings	$ 6,414,500